Debt	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt
Debt

Note J — Debt

Adams Street Capital Credit Agreement

On October 28, 2020, the Company entered into a credit agreement with Adams Street Capital (the “Adams Street Credit Agreement”). The Adams Street Credit Agreement includes a $31,000 thousand term loan commitment, $5,000 thousand revolving credit facility commitment, and $15,000 thousand delayed draw term loan, all of which mature on October 28, 2026. On January 15, 2021, the Company drew $15,000 thousand on the delayed draw term loan to finance the Oakman acquisition. On February 17, 2021, the Company amended the Adams Street Capital Credit Agreement to increase the principal amount of the Adams Street Term Loan by an additional $32,000 thousand, which was incurred to finance the DPSS acquisition.

Silicon Valley Bank Loan Agreement

On August 31, 2020, the Company entered into a $45,350 thousand loan agreement with Silicon Valley Bank, which was subsequently modified to increase the principal on October 28, 2020 (the “SVB Loan”). On April 2, 2021, the Company subsequently amended the SVB Loan Agreement to extend the term from August 2021 to September 30, 2022.

As of June 30, 2021 and as of December 31, 2020, the Company remained compliant with the covenant requirements.

Paycheck Protection Program (“PPP”) Loans

On May 1, 2020, prior to its acquisition, DSS received a PPP Loan for $1,058 thousand (the “DSS PPP Loan”). Under the terms of the DSS PPP Loan, DSS could apply for forgiveness under the PPP regulations if DSS used the proceeds of the loan for its payroll costs and other expenses in accordance with the requirements of the PPP. Proceeds from the DSS PPP loan, including interest calculated at a nominal and effective interest rate of 1.00% per annum, were included in a DSS savings account as of the DSS acquisition date. Any amount of the DSS PPP Loan forgiven and proportionate interest amount will be released to the seller of DSS. The Company has not and does not plan to use any of the DSS PPP Loan funds assumed as part of the DSS acquisition. On June 18, 2021, $608 thousand was forgiven and as a result was reclassified as a note payable to the seller of DSS. The remaining unforgiven balance of the loan will be paid according to the terms of DSS PPP Loan.

The debt balances are summarized as follows:

	Successor
	June 30,	December 31,
	2021	2020
2Adams Street Term Loan	$30,845	$31,000
Adams Street Revolving Credit Facility	—	—
Adams Street Delayed Draw Term Loan	14,925	—
Adams Street Incremental Term Loan	31,920	—
SVB Loan Agreement	41,626	46,500
DSS PPP Loan	450	1,058
Total debt	$119,766	$78,558
Less: unamortized discounts and issuance costs	1,812	842
Total debt, net	$117,954	$77,716
Less: current portion	1,230	1,074
Long-term debt, net	$116,724	$76,642

The maturities of the Company’s long-term debt outstanding as of June 30, 2021 are as follows:

	2021	2022	2023	2024	2025	Thereafter	Total
Adams Street Term Loan	$155	$310	$310	$310	$310	$29,450	$30,845
Adams Street Incremental Term Loan	160	320	320	320	320	30,480	31,920
Adams Street Delayed Draw Term Loan	75	150	150	150	150	14,250	14,925
SVB Loan Agreement	—	41,626	—	—	—	—	41,626
DSS PPP Loan	450	—	—	—	—	—	450
Total	$840	$42,406	$780	$780	$780	$74,180	$119,766

Subsequent to the six month period ended June 30, 2021, the outstanding principal balance of $41,626 thousand under the SVB Loan was repaid. See Note T — Subsequent Events for further details.

Interest expense, including the amortization of debt issuance costs, charged for the Successor 2021 Period was $3,190 thousand.

Note J – Debt

Predecessor Debt

Crestmark Equipment Finance Agreement

On May 13, 2017 the Predecessor entered into a financing agreement with Crestmark Equipment Finance, Inc. (the “Crestmark Equipment Finance Agreement”) for $715 thousand to finance equipment. The Crestmark Equipment Finance Agreement had a nominal and effective interest rate of 8.88% per annum and a maturity date of May 1, 2021. The Crestmark Equipment Finance Agreement was collateralized by various assets including (a) space-ready AMF 3D printers, (b) an earth-ready AMF 3D printer, (c) Dimension Elite 3D printers, and (d) a 12x12 clean room. As of June 22, 2020, the Predecessor repaid the $187 thousand outstanding balance under the Crestmark Equipment Finance Agreement with the proceeds from the sale of MIS.

Navitas Credit Corp. Equipment Finance Agreement

On December 4, 2019 the Predecessor entered into a financing agreement with Navitas Credit Corporation (the “Navitas Credit Corp. Equipment Finance Agreement”) for $72 thousand to finance office furniture. The Navitas Credit Corp. Equipment Finance Agreement had a nominal and effective interest rate of 6.74% per annum and a maturity date of November 1, 2024. As of June 22, 2020 the Predecessor repaid the $64 thousand outstanding balance under the Navitas Credit Corp. Equipment Finance Agreement with the proceeds from the sale of MIS.

Space Florida Loans

The Predecessor entered into certain loan agreements with Space Florida (the “Space Florida Loans”) as follows:

(i)	On March 29, 2017, the Predecessor entered into a loan agreement for $1,000 thousand (the “2017 Space Florida Loan”) to fund a portion of the development of the Predecessor’s space-based optical fiber manufacturing business. The 2017 Space Florida Loan had a nominal and effective interest rate of 5.00% per annum and a maturity date of March 1, 2022.
(ii)	On December 17, 2018, the Predecessor entered into a second loan agreement for $1,000 thousand (the “2018 Space Florida Loan”) to fund a portion of the Predecessor’s space manufacturing business. The 2018 Space Florida Loan had a nominal and effective interest rate of 5.00% per annum and a maturity date of December 1, 2023. The loan was collateralized by various equipment including (a) an in-space recycler and (b) an additive manufacturing filament production unit.
(iii)	On October 23, 2019, the Predecessor entered into a third loan agreement for $1,000 thousand (the “2019 Space Florida Loan”) to fund a portion of the development of the Predecessor’s space manufacturing business. The 2019 Space Florida Loan had a nominal and effective interest rate of 5.00% per annum and a maturity date of October 1, 2024. The loan was collateralized by a turbine ceramic manufacturing module as well as the properties collateralized in the previous loans.

As of June 22, 2020, the Predecessor repaid the $3,000 thousand outstanding balance under the Space Florida Loans with the proceeds from the sale of MIS.

Interest expense in relation to the Predecessor debt (the Crestmark Equipment Finance Agreement, the Navitas Credit Corp., Equipment Finance Agreement, and the Space Florida Loans) was $0, $83 thousand, and $139 thousand for the Successor 2020 Period, Predecessor 2020 Period, and Predecessor 2019 Period, respectively.

Successor Debt

Adams Street Capital Credit Agreement

On October 28, 2020, the Company entered into a credit agreement with Adams Street Capital (the “Adams Street Credit Agreement”). The Adams Street Credit Agreement includes the following:

(i)	A $31,000 thousand term loan (the “Adams Street Term Loan”) that matures on October 28, 2026 with a nominal interest rate of 7.00%, based on an applicable spread of 6.00% and a London Interbank Offered Rate (“LIBOR”) floor of 1.00%, and an effective interest rate of 7.23% per annum. Proceeds from the loan were used to finance the acquisition of Roccor, pay acquisition-related costs, fund working capital needs (including the payment of any working capital adjustment pursuant to the acquisition agreement), and other general corporate purposes.
(ii)	A $5,000 thousand revolving credit facility (the “Adams Street Revolving Credit Facility”) that matures on October 28, 2026 with a nominal interest rate of 7.00%, per annum based on an applicable spread of 6.00% and a LIBOR floor of 1.00%, and an effective interest rate of 7.23%. The Company is also subject to undrawn commitment fees of 0.50% and had not drawn on the available commitment as of December 31, 2020 (Successor); proceeds from the revolving credit facility will be used to fund working capital needs, and other general corporate purposes.
(iii)	A $15,000 thousand delayed draw term loan (the “Adams Street Delayed Draw Term Loan”) that matures on October 28, 2026 with a nominal and effective interest rate of 7.00% per annum, based on an applicable spread of 6.00% and a LIBOR floor of 1.00%, and an effective interest rate of 7.23%. The Company had not drawn on the available commitment as of December 31, 2020 (Successor); proceeds will be used to finance acquisitions.

The Adams Street Credit Agreement requires the Company to meet certain financial and other covenants and is secured by a security interest in all right, title or interest in or to certain assets and properties owned by the Company and the guarantors included in the Adams Street Credit Agreement. As of December 31, 2020 (Successor), the Company remained compliant with the covenant requirements.

Silicon Valley Bank Loan Agreement

On August 31, 2020, the Company entered into a $45,350 thousand loan agreement with Silicon Valley Bank (the “Original SVB Loan”), which was subsequently modified on October 28, 2020 to (i) increase the available commitment by $5,718 thousand and (ii) apply a $568 thousand principal payment toward the outstanding balance of the Original SVB Loan; this resulted in a modified loan (the “SVB Loan”) for $50,500 thousand. On October 30, 2020, the Company made a $4,000 thousand principal payment. The balance as of December 31, 2020 (Successor) is $46,500 thousand. The SVB Loan has a nominal interest rate of 2.75% per annum, an effective interest rate of 2.78%, and a maturity date of August 31, 2021. Proceeds from the SVB Loan were used to repay certain obligations due to AE, finance the MIS acquisition, contribute to working capital, and fund the Company’s general business requirements. The SVB Loan requires the Company to meet certain financial and other covenants and is guaranteed by AE. The SVB Loan is included within long-term debt on the Company’s consolidated balance sheets as the Company amended the term to September 30, 2022.

Paycheck Protection Program (“PPP”) Loans

Prior to their acquisition dates, MIS and LoadPath received PPP Loans for $1,463 thousand (the “MIS PPP Loan”) and $339 thousand (the “LoadPath PPP Loan”), respectively. Under the terms of the MIS PPP Loan and LoadPath PPP Loan, MIS and LoadPath could apply for forgiveness under the PPP regulations if MIS and LoadPath used the proceeds of the loan for their payroll costs and other expenses in accordance with the requirements of the PPP. MIS and LoadPath used the entire available commitment for qualifying expenses; MIS applied for forgiveness on December 16, 2020. The purchase agreement with the sellers of MIS and LoadPath stipulated that the MIS PPP Loan and the LoadPath PPP Loan would be settled from funds held in escrow as part of the acquisition; as such, the MIS PPP Loan and the LoadPath PPP Loan are not an obligation of the Company and did not have a balance on the opening balance sheets as of the respective acquisition dates. The funds to settle the portion of the MIS PPP Loan and LoadPath

PPP Loan, if any, which is not forgiven by the Small Business Administration (“SBA”) were placed in an escrow account prior to the MIS and the LoadPath acquisitions. After final determination by the SBA of the amount deemed forgivable, the forgiveness amount shall be disbursed to the sellers of MIS and LoadPath and any forgivable loan escrow funds remaining shall be paid to the Company.

On May 1, 2020, prior to its acquisition, DSS received a PPP Loan for $1,058 thousand (the “DSS PPP Loan”). Under the terms of the DSS PPP Loan, DSS could apply for forgiveness under the PPP regulations if DSS used the proceeds of the loan for its payroll costs and other expenses in accordance with the requirements of the PPP. Proceeds from the DSS PPP loan, including interest calculated at a nominal and effective interest rate of 1.00% per annum, were included in a DSS savings account as of the DSS acquisition date. Any amount of the DSS PPP Loan forgiven and proportionate interest amount will be released to the seller of DSS. The Company has not and does not plan to use any of the DSS PPP Loan funds assumed as part of the DSS acquisition; the remaining unforgiven balance of the loan will be paid according to the terms of DSS PPP Loan. The Company has not and does not plan to seek forgiveness for any of qualifying expenses incurred subsequent to the DSS acquisition under the DSS PPP Loan funds assumed as part of the DSS acquisition; any remaining unforgiven balance of the loan will be paid according to the terms of DSS PPP Loan.

The Predecessor and the Successor debt balances are summarized as follows:

	Successor	Predecessor
	December 31,	December 31,
	2020	2019
Crestmark Equipment Finance Agreement	$—	$283
Navitas Credit Corp. Equipment Finance Agreement	—	71
2017 Space Florida Loan	—	1,000
2018 Space Florida Loan	—	1,000
2019 Space Florida Loan	—	1,000
Adams Street Term Loan	31,000	—
Adams Street Revolving Credit Facility	—	—
Adams Street Delayed Draw Term Loan	—	—
SVB Loan Agreement	46,500	—
DSS PPP Loan	1,058	—
Total debt	$78,558	$3,354
Less: unamortized discounts and issuance costs	842	50
Total debt, net	$77,716	$3,304
Less: current portion	1,074	208
Long-term debt, net	$76,642	$3,096

The maturities of the Company’s long-term debt outstanding as of December 31, 2020 (Successor) are as follows:

	2021	2022	2023	2024	2025	Thereafter	Total
Adams Street Term Loan	310	310	310	310	310	29,450	31,000
SVB Loan Agreement	—	46,500	—	—	—	—	46,500
DSS PPP Loan	764	294	—	—	—	—	1,058
Total	1,074	47,104	310	310	310	29,450	78,558

Interest expense, including the amortization of debt issuance costs, charged for the Successor 2020 Period was $878 thousand.